Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Nov. 20, 2014
Document Effective Date	Nov. 20, 2014
Prospectus Date	Nov. 20, 2014
Dreyfus Connecticut Fund | Class A
Risk/Return:
Trading Symbol	PSCTX
Dreyfus Connecticut Fund | Class C
Risk/Return:
Trading Symbol	PMCCX
Dreyfus Connecticut Fund | Class Z
Risk/Return:
Trading Symbol	DPMZX
Dreyfus Connecticut Fund | Class I
Risk/Return:
Trading Symbol	DTCIX
Dreyfus Connecticut Fund | Class Y
Risk/Return:
Trading Symbol	DPMYX
Dreyfus Massachusetts Fund | Class A
Risk/Return:
Trading Symbol	PSMAX
Dreyfus Massachusetts Fund | Class C
Risk/Return:
Trading Symbol	PCMAX
Dreyfus Massachusetts Fund | Class Z
Risk/Return:
Trading Symbol	PMAZX
Dreyfus Pennsylvania Fund | Class A
Risk/Return:
Trading Symbol	PTPAX
Dreyfus Pennsylvania Fund | Class C
Risk/Return:
Trading Symbol	PPACX
Dreyfus Pennsylvania Fund | Dreyfus Pennsylvania Fund -Class Z
Risk/Return:
Trading Symbol	DPENX